[AMERICAN BEACON FUNDS LOGO]



                                    INVESTOR CLASS


                         Supplement Dated December 30, 2009
                         To the Prospectus dated March 1, 2009
                 As Supplemented on December 11, 2009, October 15, 2009,
                   June 5, 2009, April 14, 2009 and March 31, 2009


                        Supplement Dated December 30, 2009
         To the Statement of Additional Information Dated March 1, 2009
          As Supplemented on December 11, 2009, October 15, 2009,
                     June 12, 2009 and March 17, 2009

-------------------------------------------------------------------------------

Effective December 30, 2009, "the Enhanced Income Fund" is re-named "the Retirement Income Fund." All references to the Enhanced Income Fund are changed to the Retirement Income Fund.